Redeemable Convertible Preference Shares - Additional Information (Details)	12 Months Ended
	Apr. 30, 2019 shares	Apr. 30, 2018 shares
Class Of Stock [Line Items]
Redeemable convertible preference shares, shares issued	0	28,939,466
Redeemable convertible preference shares, shares outstanding	0	28,939,466
Redeemable Convertible Preference Shares
Class Of Stock [Line Items]
Terms of conversion	one-to-one
Conversion ratio	1
Redeemable convertible preference shares, shares issued	0
Redeemable convertible preference shares, shares outstanding	0